Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Condensed Consolidated Statement of Operations
Revenues	$ 83,275	$ 10,302	$ 121,444	$ 43,459
Cost of Operations:
Operating expenses	23,973	3,496	34,613	14,888
Depreciation, depletion and amortization	23,759	5,372	42,292	18,698
Impairment of oil and gas properties	11,416	28,793	47,116	28,793
General and administrative	5,026	4,863	15,379	14,525
Total Expenses	64,174	42,524	139,400	76,904
Income (Loss) From Operations	19,101	(32,222)	(17,956)	(33,445)
Derivatives:
Realized losses	0	0	0	0
Unrealized gains (losses)	(1,204)	13,081	(2,178)	11,098
Interest expense	(18,053)	(12,253)	(63,016)	(32,607)
Gains (Losses) on Extinguishment of Debt	0	0	(21,661)	(402)
Letter of credit fees	(9,378)	0	(12,442)	0
Other income (expense)	(2,663)	611	(5,944)	826
Total Other Income (Expense)	(31,298)	1,439	(105,241)	(21,085)
Income (Loss) Before Income Taxes	(12,197)	(30,783)	(123,197)	(54,530)
Income Tax Expense (Benefit)	21,505	32,507	(3,424)	31,820
Net Income (Loss)	(33,702)	(63,290)	(119,773)	(86,350)
Preferred Stock Dividend	456	466	1,367	1,518
Net Income (Loss) to Common Stockholders	$ (34,158)	$ (63,756)	$ (121,140)	$ (87,868)
Net Income (Loss) per Common Share - Basic and Diluted	$ (0.73)	$ (1.63)	$ (2.94)	$ (2.52)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	46,555	39,064	41,163	34,854